Long-term loans (Loans from Huaneng Group and its subsidiaries) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,169,010	¥ 125,129,416
Less: Current portion	20,620,849	18,098,458	[1]
Non-current portion	129,548,161	107,030,958	[1]
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	4,724,753	7,427,183
Less: Current portion	610,465	2,123,494
Non-current portion	4,114,288	5,303,689
Huaneng Group [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	665,225	665,225
Less: Current portion	0	0
Non-current portion	¥ 665,225	¥ 665,225
Annual interest rate	4.75%	4.75%
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 3,596,000	¥ 2,794,780
Less: Current portion	469,200	244,500
Non-current portion	¥ 3,126,800	¥ 2,550,280
Annual interest rate	4.28%-4.75%	4.28%-4.66%
Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing") [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 463,528	¥ 3,967,178
Less: Current portion	141,265	1,878,994
Non-current portion	¥ 322,263	¥ 2,088,184
Annual interest rate	4.42%-4.75%	4.06%-4.51%

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).